CONSOLIDATED BALANCE SHEETS - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash and cash equivalents		$ 7,717,087	$ 4,948,090
Cash segregated under regulatory requirements		6,183,232	5,704,096
Receivables from:
Broker-dealers and clearing organization		1,739,276	355,232
Contract assets - related party		1,200,000	0
Due from ST MA Ltd		449,877	447,233
Prepaid expenses and other current assets		893,051	130,810
Total current assets		25,338,318	25,842,252
Property and equipment, net		123,297	211,021
Deferred tax assets		0	152,783
Operating lease right-of-use assets		467,016	975,510
Investment, cost		2,878,575	3,472,016
Equity method investment		189,932	770,308
Other assets		1,726,837	1,260,537
TOTAL ASSETS		30,723,975	32,684,427
Payables to:
Broker-dealers and clearing organization		7,335,535	2,207,066
Accrued expenses and other current liabilities		748,918	705,624
Amounts due to related parties		$ 1,797,774	$ 2,602,132
Other Liability, Current, Related Party [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Operating lease liabilities, current		$ 463,120	$ 540,524
Total current liabilities		17,925,671	21,451,595
Operating lease liabilities, non-current		30,561	490,779
TOTAL LIABILITIES		17,956,232	21,942,374
Commitments and Contingencies
Shareholders' equity:
Ordinary shares, unlimited shares authorized; no par value; 43,206,222 shares and 40,980,000 shares issued and outstanding as of March 31, 2025 and 2024, respectively	[1]	0	0
Additional paid-in capital	[1]	21,817,729	7,908,000
(Accumulated deficit) retained earnings		(9,107,145)	2,860,360
Accumulated other comprehensive income (loss)		57,159	(26,307)
TOTAL SHAREHOLDERS' EQUITY		12,767,743	10,742,053
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		30,723,975	32,684,427
Nonrelated Party [Member]
Receivables from:
Clients		1,729,408	142,673
Payables to:
Clients		6,163,171	1,528,426
Related Party [Member]
Receivables from:
Clients		4,826,387	12,916,766
Software licensing (including subscription based) and related support services - related party		600,000	1,197,352
Contract assets - related party		1,200,000	0
Payables to:
Clients		1,417,153	13,867,823
Amounts due to related parties		$ 1,797,774	$ 2,602,132

[1]	The presentation of ordinary shares has been retrospectively adjusted to give effect to the changes in par value and a six-for-one stock split. Refer to Note 9 for more details.